Note 14 - Investments in non-consolidated companies (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 R$ / shares	Feb. 13, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates	$ 1,561,212	$ 1,543,657	$ 1,608,804
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination
Bargain purchase gain		2,212	$ 3,162
Dividends and distributions declared	$ 62,022	71,212
Proportion of ownership interest in subsidiary	50.00%
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates	$ 73,900
Ternium and Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Dividends and distributions declared	$ 62,000	$ 73,800
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate	6.76%	6.76%
Fair value of investments in associates for which there are quoted market prices	$ 52,900
Total investments in subsidiaries, joint ventures and associates	108,600
Loss Recognised Due to Particiaption Increase in Nonconsolidated Companies	$ 25,500
Proportion of ownership interest in subsidiary	3.96%
Usiminas [member] | Ordinary shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)	$ 1.08			R$ 5.96
Usiminas [member] | Preference shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)	$ 1.08			R$ 5.95
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate	11.70%	11.70%
Closing price, per ads (in dollars per share) | $ / shares	$ 38.19
Fair value of investments in associates for which there are quoted market prices	$ 877,300
Total investments in subsidiaries, joint ventures and associates	$ 1,375,100
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	22.00%
Exposure to transportation capacity agreements	$ 33,100
Exposure to the purchase of clean energy certificates	16,100
Techgen S.A. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables	$ 68,800
Proportion of corporate guarantee covering obligations	22.00%
Techgen S.A. [member] | Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt instruments issued					$ 640,000
Techgen S.A. [member] | Tecpetrol International S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	30.00%
Techgen S.A. [member] | Tenaris SA [member]
Disclosure of unconsolidated structured entities [line items]
Debt service coverage ratio, covered, percent	22.00%
Letters of credit, covered	$ 9,700
Techgen S.A. [member] | Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	48.00%
Techgen S.A. [member] | Ternium S.A. [member] | Tecpetrol International S.A. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables	$ 312,700